Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
November 30, 2021
CPR-NPRT3-0122
1.810692.117
Common Stocks - 99.8%
	Shares	Value ($)
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Adient PLC (a)	42,800	1,816,860
Automobiles - 10.3%
Automobile Manufacturers - 10.3%
Ferrari NV	10,714	2,790,568
Rivian Automotive, Inc.	2,800	335,328
Tesla, Inc. (a)	57,300	65,594,748
		68,720,644
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	42,200	1,655,084
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	11,158	1,619,695
Food & Staples Retailing - 1.1%
Food Distributors - 0.8%
Performance Food Group Co. (a)	130,492	5,260,133
Hypermarkets & Super Centers - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	28,870	1,909,751
TOTAL FOOD & STAPLES RETAILING		7,169,884
Hotels, Restaurants & Leisure - 16.4%
Casinos & Gaming - 3.2%
Caesars Entertainment, Inc. (a)	117,349	10,569,624
Churchill Downs, Inc.	30,046	6,736,914
Penn National Gaming, Inc. (a)	74,189	3,800,702
		21,107,240
Hotels, Resorts & Cruise Lines - 7.6%
Airbnb, Inc. Class A	18,500	3,191,990
Booking Holdings, Inc. (a)	8,250	17,340,263
Hilton Worldwide Holdings, Inc. (a)	96,200	12,993,734
Lindblad Expeditions Holdings (a)	88,623	1,241,608
Marriott International, Inc. Class A (a)	86,700	12,793,452
Marriott Vacations Worldwide Corp.	18,905	2,885,848
		50,446,895
Leisure Facilities - 0.8%
Planet Fitness, Inc. (a)	33,009	2,696,505
Vail Resorts, Inc.	8,412	2,790,345
		5,486,850
Restaurants - 4.8%
ARAMARK Holdings Corp.	146,068	4,878,671
Chipotle Mexican Grill, Inc. (a)	2,522	4,144,680
Domino's Pizza, Inc.	5,700	2,987,598
McDonald's Corp.	17,916	4,382,254
Noodles & Co. (a)	185,533	1,909,135
Restaurant Brands International, Inc.	39,100	2,187,543
Ruth's Hospitality Group, Inc. (a)	41,322	702,474
Starbucks Corp.	97,287	10,666,547
Wingstop, Inc.	2,200	353,320
		32,212,222
TOTAL HOTELS, RESTAURANTS & LEISURE		109,253,207
Household Durables - 2.2%
Home Furnishings - 0.4%
Purple Innovation, Inc. (a)	11,053	114,067
Tempur Sealy International, Inc.	55,500	2,377,620
		2,491,687
Homebuilding - 1.8%
D.R. Horton, Inc.	60,581	5,918,764
Lennar Corp. Class A	61,328	6,442,506
		12,361,270
TOTAL HOUSEHOLD DURABLES		14,852,957
Interactive Media & Services - 0.9%
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	1,294	3,672,307
Meta Platforms, Inc. Class A (a)	7,600	2,465,896
		6,138,203
Internet & Direct Marketing Retail - 25.3%
Internet & Direct Marketing Retail - 25.3%
Amazon.com, Inc. (a)	43,035	150,926,760
eBay, Inc.	122,400	8,257,104
Farfetch Ltd. Class A (a)	40,900	1,407,369
Global-e Online Ltd.	22,200	1,474,968
MercadoLibre, Inc. (a)	1,925	2,287,689
The RealReal, Inc. (a)	148,100	2,305,917
Wayfair LLC Class A (a)	6,912	1,713,070
		168,372,877
Multiline Retail - 5.2%
Department Stores - 0.6%
Kohl's Corp.	46,189	2,366,262
Nordstrom, Inc. (a)(b)	73,200	1,549,644
		3,915,906
General Merchandise Stores - 4.6%
B&M European Value Retail SA	117,786	971,540
Dollar General Corp.	47,571	10,527,462
Dollar Tree, Inc. (a)	50,612	6,773,404
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	56,982	3,526,616
Target Corp.	35,000	8,534,400
		30,333,422
TOTAL MULTILINE RETAIL		34,249,328
Road & Rail - 0.6%
Trucking - 0.6%
Lyft, Inc. (a)	52,100	2,115,781
Uber Technologies, Inc. (a)	41,900	1,592,200
		3,707,981
Specialty Retail - 20.3%
Apparel Retail - 7.1%
American Eagle Outfitters, Inc. (b)	233,206	6,037,703
Aritzia, Inc. (a)	30,800	1,220,475
Burlington Stores, Inc. (a)	53,718	15,746,357
Ross Stores, Inc.	73,327	7,999,242
TJX Companies, Inc.	183,513	12,735,802
Torrid Holdings, Inc. (b)	43,200	702,864
Victoria's Secret & Co.	55,233	2,998,047
		47,440,490
Automotive Retail - 0.5%
Carvana Co. Class A (a)	12,600	3,533,292
Home Improvement Retail - 10.1%
Floor & Decor Holdings, Inc. Class A (a)	49,049	6,322,907
Lowe's Companies, Inc.	90,434	22,119,252
The Home Depot, Inc.	96,317	38,585,553
		67,027,712
Specialty Stores - 2.6%
Academy Sports & Outdoors, Inc. (a)	38,010	1,696,006
Bath & Body Works, Inc.	36,800	2,764,784
Dick's Sporting Goods, Inc.	22,500	2,645,100
Five Below, Inc. (a)	23,879	4,857,944
Sally Beauty Holdings, Inc. (a)	63,100	1,236,129
Ulta Beauty, Inc. (a)	10,100	3,877,895
		17,077,858
TOTAL SPECIALTY RETAIL		135,079,352
Textiles, Apparel & Luxury Goods - 16.7%
Apparel, Accessories & Luxury Goods - 11.4%
adidas AG	10,805	3,131,497
Canada Goose Holdings, Inc. (a)	19,134	853,312
Capri Holdings Ltd. (a)	389,830	23,085,733
Kontoor Brands, Inc. (b)	56,100	3,024,912
Levi Strauss & Co. Class A	102,800	2,628,596
lululemon athletica, Inc. (a)	14,230	6,466,254
LVMH Moet Hennessy Louis Vuitton SE	4,484	3,491,570
Prada SpA	36,600	232,329
PVH Corp.	136,273	14,551,231
Ralph Lauren Corp.	30,638	3,555,234
Tapestry, Inc.	363,882	14,598,946
		75,619,614
Footwear - 5.3%
Crocs, Inc. (a)	4,900	803,698
Deckers Outdoor Corp. (a)	20,627	8,362,186
NIKE, Inc. Class B	149,430	25,289,533
On Holding AG	3,200	128,512
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,200	952,304
		35,536,233
TOTAL TEXTILES, APPAREL & LUXURY GOODS		111,155,847
TOTAL COMMON STOCKS (Cost $353,378,215)		663,791,919

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	4,541,539	4,542,447
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	8,765,787	8,766,664
TOTAL MONEY MARKET FUNDS (Cost $13,309,111)		13,309,111

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $366,687,326)	677,101,030
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(11,869,041)
NET ASSETS - 100.0%	665,231,989

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,465,893	75,345,998	73,269,444	654	-	-	4,542,447	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	3,700,614	72,155,567	67,089,517	8,153	-	-	8,766,664	0.0%
Total	6,166,507	147,501,565	140,358,961	8,807	-	-	13,309,111

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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